Combined Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Subscription receivables	Retained earnings	Total
Balance at beginning at Jun. 30, 2021	$ 156	$ 7,556	$ (156)	$ 39,860	$ 47,416
Balance at beginning (in Shares) at Jun. 30, 2021	156
Net income				821,960	821,960
Balance at Ending at Jun. 30, 2022	$ 156	7,556	(156)	861,820	869,376
Balance at Ending (in Shares) at Jun. 30, 2022	156
Net income				4,814,703	4,814,703
Balance at Ending at Jun. 30, 2023	$ 156	7,556	(156)	5,676,523	$ 5,684,079
Balance at Ending (in Shares) at Jun. 30, 2023	156				156	[1]
Net income				7,369,119	$ 7,369,119
Balance at Ending at Jun. 30, 2024	$ 156	$ 7,556	$ (156)	$ 13,045,642	$ 13,053,198
Balance at Ending (in Shares) at Jun. 30, 2024	156				156	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the shares reorganization (Note 10).